Financial Assets - Summary of Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other equity instrument investments (FVOCI)	¥ 563	¥ 799
Other non-current financial assets (FVPL)	589	92
Non listed shares [member]
Disclosure of financial assets [line items]
Other equity instrument investments (FVOCI)	40	100
Other non-current financial assets (FVPL)	27	28
Non-tradable shares [member]
Disclosure of financial assets [line items]
Other equity instrument investments (FVOCI)	523	699
Listed shares [member]
Disclosure of financial assets [line items]
Other non-current financial assets (FVPL)	68	¥ 64
Long-term receivables [member]
Disclosure of financial assets [line items]
Other non-current financial assets (amortized cost)	¥ 494